Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	First Community Corporation
Entity Central Index Key	0000932781